PROPERTY AND EQUIPMENT	12 Months Ended
Mar. 31, 2016
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

5.PROPERTY AND EQUIPMENT

Property and equipment recorded on the Company’s consolidated balance sheets as of March 31, 2015 and 2016, consists of the following:

	Thousands of Yen
	2015	2016
Leasehold improvements	¥237,870	¥604,647
Furniture and fixtures	127,254	133,207
Computers	1,165,312	1,352,862
Assets held under capital lease, principally office equipment	19,402	17,471
Motor vehicles and transport equipment	—	3,969
Total	1,549,838	2,112,156
Accumulated depreciation	(737,874)	(991,436)
Property and equipment —net	¥811,964	¥1,120,720

For the years ended March 31, 2014, 2015 and 2016, the Company recognized depreciation expenses of ¥168,314 thousand, ¥246,028 thousand and ¥341,018 thousand, respectively.

The Company recognized no impairment loss on long-lived assets for the year ended March 31, 2015.

The Company recognized an impairment loss on certain long-lived assets of ¥5,144 thousand for the year ended March 31, 2016, which is included in “Selling, general and administrative expenses.” The impairment loss on long-lived assets for the year ended March 31, 2016 consisted of leasehold improvements and computers, which were owned by a subsidiary in Taiwan. The amount of impairment was determined based on projected future cash flows. The impairment mainly resulted from a delay in the start-up of business in Taiwan.